Revenue from contracts with customers (Details) R in Millions	12 Months Ended
	Jun. 30, 2023 ZAR (R) R / $	Jun. 30, 2023 $ / Ounce R / $	Jun. 30, 2023 R / kg R / $	Jun. 30, 2023 $ / lb R / $	Jun. 30, 2023 R / $	Jun. 30, 2023 R / $ kg	Jun. 30, 2022 ZAR (R) R / $	Jun. 30, 2022 R / $ $ / Ounce	Jun. 30, 2022 R / kg R / $	Jun. 30, 2022 R / $ $ / lb	Jun. 30, 2022 R / $	Jun. 30, 2022 R / $ kg	Jun. 30, 2021 ZAR (R)	Jun. 30, 2021 $ / Ounce	Jun. 30, 2021 R / kg	Jun. 30, 2021 $ / lb	Jun. 30, 2021 kg
Disclosure of disaggregation of revenue from contracts with customers [line items]
Exchange rate (R/USD) | R / $	17.76	17.76	17.76	17.76	17.76	17.76	15.21	15.21	15.21	15.21	15.21	15.21
Average Gold Price Received, excluding Hedging | R / kg			1,036,682						883,453						899,563
Percentage Gold Price Change					17.00%						2.00%
Revenue | R	R 49,275						R 42,645						R 41,733
Percentage Gold Production Change											3.00%
production Of Gold Proved Reserves | kg												46,236					47,755
Percentage Silver Production Change					38.00%						12.00%
Production Of Silver Proved Reserves | kg						82,093						59,489					67,295
Percentage Silver Price Change					11.00%						10.00%
Average silver price received		21.89	12,505					23.09	11,293					25.45	12,602
Percentage Uranium Production Change					42.00%						11.00%
Percentage Uranium Price Change					30.00%						50.00%
Production Of Uranium Proved Reserves | kg						237,438						167,696					150,778
Average uranium price received			1,960	50.05					1,514	45.14					1,010	29.76
Average Spot Gold Price Received, including Hedging | R / kg			1,045,527						896,712
Average Gold Forward Price of Matured Contracts | R / kg			1,028,764						940,536
Bambanani
Disclosure of disaggregation of revenue from contracts with customers [line items]
Revenue | R							R 1,286